Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Income Taxes [Line Items]
Deferred Tax Assets, Other	[1]	¥ 188,081	¥ 159,391
Related To Changes In Foreign Exchange Rate [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Other		¥ 107,235	¥ 96,778

[1]	As of March 31, 2025 and 2026, other deferred tax assets includes amounts related to net investment hedges of ¥96,778 million and ¥107,235 million.